Summary Prospectus

MetWest Strategic Income Fund

M Share Class – MWSTX

July 31, 2010

As amended February 25, 2011

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.mwamllc.com/literature.php. You can also get this information at no cost by calling 800 241 4671 or by sending an email request to
metwestclientservices@tcw.com.

The Fund’s current Prospectus and Statement of Additional Information, both dated July 31, 2010, are incorporated by reference into this Summary Prospectus.

MW-STX_0710

INVESTMENT OBJECTIVE

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	1.21%
Distribution (12b-1) Fees[2]	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses[3]	0.05%

Total Annual Fund Operating Expenses	1.71%

Fee Waiver and/or Expense Reimbursement[4]	0.00%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.71%

1 The management fee paid to the Adviser for providing services to the Fund consists of a basic fee at an annual rate of 1.20% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.70% (applied to the average net assets for the rolling 12-month performance period), resulting in a total minimum fee of 0.50% and a total maximum fee of 1.90%. The average monthly management fee for the period from April 1, 2009 through March 31, 2010 was 1.21% (annual rate) based on average net assets for the year ended March 31, 2010.

2 The Fund’s Rule 12b-1 Plan allows for payments of up to 0.25% of the Fund’s average daily net assets.

3 Acquired Fund Fees and Expenses (“AFFE”) represent the pro rata expenses indirectly incurred by the Fund as a result of investing in other mutual funds that have their own expenses. AFFE are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of the Prospectus.

4 Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expense to 2.35% and to limit “Other Expenses” to 0.20% of the Fund’s average daily net assets, assuming the maximum management fee. For purposes of the expense limitation, “Other Expenses” does not include interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, AFFE, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. This contract will remain in place until July 31, 2011 unless the Board of Trustees approves its earlier termination. The Fund incurred interest expense and AFFE for the year ended March 31, 2010. If interest expense and AFFE had not been incurred, the ratio of annualized operating expenses to average net assets for the year ended March 31, 2010 would have been 1.63%. Assuming the amount of other expenses and fee reduction and/or expense reimbursement shown above, net expenses would have been 1.00% assuming the minimum management fee, 1.70% assuming the basic fee and 2.40% assuming the maximum management fee. Total Annual Fund Operating Expenses shown do not reflect interest ultimately paid by the Fund during that fiscal year to the estate of Lehman Brothers on amounts owed at the time of its bankruptcy and invested by the Fund, which would increase that figure by 0.35%.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$174	$539	$928	$2,019

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 208% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by using techniques intended to provide absolute (positive) returns in all markets and employs a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund focuses on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund focuses on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations.

The major strategies employed by the Adviser include relative value/arbitrage strategies (capital structure arbitrage, commodities/ futures arbitrage, convertible arbitrage, and interest rate arbitrage), trading/market timing strategies (interest rate timing, yield curve relationship and arbitrage and sector and issue allocations), income strategies, high yield investment strategies, long-short or market-neutral equity strategies and event driven and special situation strategies.

To implement some or all of these strategies, the Fund’s portfolio may include (but is not limited to): corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps and other derivatives (futures, options and credit default swaps), currency futures and options, bank loans, preferred stock, common stock, warrants, convertible bonds, asset-backed securities and, derivatives (including those involving net interest margins, “NIMs”), mortgage-backed securities, foreign securities, U.S. Treasuries and agency securities, cash and cash equivalents, private placements, defaulted debt securities, restricted securities and unrated securities. Many of these investments may have interest rates that are fixed, variable or floating.

1

Summary Prospectus

Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments will be securities that are recognized as investment grade securities or are unrated and determined to be of similar quality. The Fund may invest up to 50% of its assets in debt securities rated below investment grade. The Fund invests in the U.S. and abroad, including emerging markets. The Fund may hedge its exposure to foreign currencies, invest a substantial portion of its assets in derivative instruments, such as futures and options, sell short and borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.

PRINCIPAL RISKS

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Non-Diversification Risk. The risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Market Risk. The risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk. The risk that debt securities will decline in value because of changes in interest rates.

Issuer/Credit Risk. The Adviser expects to invest in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions.

Derivatives Risk. The risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

Leverage Risk. The risk that leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk. The risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Foreign Securities Risk. The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Securities Selection Risk. The risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk. The the risk that an investment strategy may fail to produce the intended results.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities. The risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities. The risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk. The risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Short Sales Risk. Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds.

Please see “Additional Fund Information – Principal Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

2

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling 800 241 4671.

ANNUAL TOTAL RETURNS

FOR YEARS ENDED 12/31

Year-to-Date Total Return as of June 30, 2010: 9.08%

Highest/Lowest quarterly results during this period were:
Highest	16.40%	(quarter ended September 30, 2009)
Lowest	-16.56%	(quarter ended December 31, 2008)

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2009

Strategic Income Fund (Class M Shares)	1 Year	5 Years	Since Inception (6/30/2003)

Return Before Taxes	31.69%	-0.10%	2.78%

Return After Taxes on Distributions	25.02%	-3.12%	0.04%

Return After Taxes on Distributions and Sale of Fund Shares	19.79%	-1.80%	0.81%

BofA Merrill Lynch	2.23%	5.09%	4.67%

3-Month U.S. Treasury Bill Index +2%
(Reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Tad Rivelle – Founding Partner, Chief Investment Officer and Generalist Portfolio Manager, has been a member of the team managing the Fund since 1996.

Steve Kane, CFA – Founding Partner and Generalist Portfolio Manager, has been a member of the team managing the Fund since 1996.

Laird Landmann – Founding Partner and Generalist Portfolio Manager, has been a member of the team managing the Fund since 1996.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Funds on any business day (normally any day that the New York Stock Exchange is open). Generally, purchase and redemption orders for the Fund shares are processed at the net asset value next calculated after an order is received by the Fund. You may conduct transactions by mail (Metropolitan West Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9793, Providence, RI 02940), or telephone 800 241 4671. You may also purchase or redeem Fund shares through your dealer or financial advisor.

The following table provides the Fund’s minimum initial and subsequent investment requirements. The minimums may be reduced or waived in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investments

Regular Accounts	$5,000	$0
Individual Retirement Accounts	$1,000	$0
Automatic Investment Plan	$5,000	$100

TAX INFORMATION

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Summary Prospectus

MetWest Strategic Income Fund

I Share Class – MWSIX

July 31, 2010

As amended February 25, 2011

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.mwamllc.com/literature.php. You can also get this information at no cost by calling 800 241 4671 or by sending an email request to metwestclientservices@tcw.com.

The Fund’s current Prospectus and Statement of Additional Information, both dated July 31, 2010, are incorporated by reference into this Summary Prospectus.

MW-SIX_0710

INVESTMENT OBJECTIVE

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	1.21%
Distribution (12b-1) Fees	None
Other Expenses	0.20%
Acquired Fund Fees and Expenses[2]	0.05%

Total Annual Fund Operating Expenses	1.46%

Fee Waiver and/or Expense Reimbursement[3]	0.00%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.46%

1 The management fee paid to the Adviser for providing services to the Fund consists of a basic fee at an annual rate of 1.20% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.70% (applied to the average net assets for the rolling 12-month performance period), resulting in a total minimum fee of 0.50% and a total maximum fee of 1.90%. The average monthly management fee for the period from April 1, 2009 through March 31, 2010 was 1.21% (annual rate) based on average net assets for the year ended March 31, 2010.

2 Acquired Fund Fees and Expenses (“AFFE”) represent the pro rata expenses indirectly incurred by the Fund as a result of investing in other mutual funds that have their own expenses. AFFE are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of the Prospectus.

3 Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expense to 2.10% by limiting “Other Expenses” to 0.20% of the Fund’s average daily net assets assuming the maximum management fee. For purposes of the expense limitation, “Other Expenses” does not include interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, AFFE, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. This contract will remain in place until July 31, 2011 unless the Board of Trustees approves its earlier termination. The Fund incurred interest expense and AFFE for the year ended March 31, 2010. If interest expense and AFFE had not been incurred, the ratio of annualized operating expenses to average net assets for the year ended March 31, 2010 would have been 1.38%. Assuming the amount of other expenses and fee reduction and/or expense reimbursement shown above, net expenses would have been 0.75% assuming the minimum management fee, 1.45% assuming the basic fee and 2.15% assuming the maximum management fee. Total Annual Fund Operating Expenses shown do not reflect interest ultimately paid by the Fund during that fiscal year to the estate of Lehman Brothers on amounts owed at the time of its bankruptcy and invested by the Fund, which would increase that figure by 0.35%.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$149	$462	$797	$1,746

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 208% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by using techniques intended to provide absolute (positive) returns in all markets and employs a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund focuses on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund focuses on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations.

The major strategies employed by the Adviser include relative value/arbitrage strategies (capital structure arbitrage, commodities/ futures arbitrage, convertible arbitrage, and interest rate arbitrage), trading/market timing strategies (interest rate timing, yield curve relationship and arbitrage and sector and issue allocations), income strategies, high yield investment strategies, long-short or market-neutral equity strategies and event driven and special situation strategies.

To implement some or all of these strategies, the Fund’s portfolio may include (but is not limited to): corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps and other derivatives (futures, options and credit default swaps), currency futures and options, bank loans, preferred stock, common stock, warrants, convertible bonds, asset-backed securities and, derivatives (including those involving net interest margins, “NIMs”), mortgage-backed securities, foreign securities, U.S. Treasuries and agency securities, cash and cash equivalents, private placements, defaulted debt securities, restricted securities and unrated securities. Many of these investments may have interest rates that are fixed, variable or floating.

1

Summary Prospectus

Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments will be securities that are recognized as investment grade securities or are unrated and determined to be of similar quality. The Fund may invest up to 50% of its assets in debt securities rated below investment grade.

The Fund invests in the U.S. and abroad, including emerging markets. The Fund may hedge its exposure to foreign currencies, invest a substantial portion of its assets in derivative instruments, such as futures and options, sell short and borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.

PRINCIPAL RISKS

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Non-Diversification Risk. The risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Market Risk. The risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk. The risk that debt securities will decline in value because of changes in interest rates.

Issuer/Credit Risk. The Adviser expects to invest in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions.

Derivatives Risk. The risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

Leverage Risk. The risk that leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk. The risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Foreign Securities Risk. The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Securities Selection Risk. The risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk. The the risk that an investment strategy may fail to produce the intended results.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities. The risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities. The risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk. The risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Short Sales Risk. Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds.

Please see “Additional Fund Information – Principal Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

2

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling 800 241 4671.

ANNUAL TOTAL RETURNS

FOR YEARS ENDED 12/31

Year-to-Date Total Return as of June 30, 2010: 9.22%

Highest/Lowest quarterly results during this period were:
Highest	16.48%	(quarter ended September 30, 2009)
Lowest	-16.63%	(quarter ended December 31, 2008)

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2009

Strategic Income Fund (Class I Shares)	1 Year	5 Years	Since Inception (3/31/2004)

Return Before Taxes	32.03%	0.15%	0.71%

Return After Taxes on Distributions	25.24%	-2.97%	-2.21%

Return After Taxes on Distributions and Sale of Fund Shares	20.01%	-1.65%	-1.06%

BofA Merrill Lynch	2.23%	5.09%	4.88%

3-Month U.S. Treasury Bill Index +2%
(Reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Tad Rivelle – Founding Partner, Chief Investment Officer and Generalist Portfolio Manager, has been a member of the team managing the Fund since 1996.

Steve Kane, CFA – Founding Partner and Generalist Portfolio Manager, has been a member of the team managing the Fund since 1996.

Laird Landmann – Founding Partner and Generalist Portfolio Manager, has been a member of the team managing the Fund since 1996.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Funds on any business day (normally any day that the New York Stock Exchange is open). Generally, purchase and redemption orders for the Fund shares are processed at the net asset value next calculated after an order is received by the Fund. You may conduct transactions by mail (Metropolitan West Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9793, Providence, RI 02940), or telephone 800 241 4671. You may also purchase or redeem Fund shares through your dealer or financial advisor.

The following table provides the Fund’s minimum initial and subsequent investment requirements. The minimums may be reduced or waived in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investments

Regular Accounts	$3,000,000	$50,000

TAX INFORMATION

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER

FINANCIAL INTERMEDIARIES

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3